Document and Entity Information (USD $) In Billions, except Share data	9 Months Ended
	Sep. 30, 2011	Oct. 27, 2011	Jun. 30, 2011 Successor
Entity Registrant Name	VISTEON CORP
Entity Central Index Key	0001111335
Document Type	8-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 3.5
Entity Common Stock, Shares Outstanding		51,507,876